SHARE CAPITAL	12 Months Ended
Nov. 30, 2023
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

12. SHARE CAPITAL

(a) Common Shares

Authorized: Unlimited number of common shares without par value

As at November 30, 2023, there were 105,504,461 common shares issued and outstanding
(November 30, 2022 - 59,317,461).

During the year ended November 30, 2023:

On July 24, 2023, the Company closed a non-brokered private placement and issued 9,907,000 common shares at a price of $0.06 per unit for gross proceeds of $594,420. Each Unit is comprised of one (1) common share and one (1) common share purchase warrant, with each whole warrant entitling the holder to purchase one additional common share at a price of $0.10 for five (5) years from the closing of the Offering. The company has paid cash finders fees of $59,442, legal fees of $8,082 and and 990,700 finders' b-warrants were paid on a portion of the Offering.

Each finder's b-warrant entitles the holder to purchase one additional common share at a price of $0.10 for five (5) years from closing of the Offering.

On May 30, 2023, the Company issued 2,600,000 common shares as compensation for Investor relations to an arm's length party valued at a total of $169,000.

On March 30, 2023, the Company closed a non-brokered private placement and issued 26,480,000 common shares at a price of $0.05 per unit for gross proceeds of $1,324,000. Each Unit is comprised of one (1) common share and one (1) common share purchase warrant, with each whole warrant entitling the holder to purchase one additional common share at a price of $0.10 for three (3) years from the closing of the Offering. The company has paid cash finders fees of $95,900 and legal fees of $17,500 and and 2,648,000 finders' b-warrants were paid on a portion of the Offering. Each finder's b-warrant entitles the holder to purchase one additional common share at a price of $0.10 for three (3) years from closing of the Offering.

On March 27, 2023, the Company closed a non-brokered private placement and issued 7,200,000 common shares at a price of $0.05 per unit for gross proceeds of $360,000. Each Unit is comprised of one (1) common share and one (1) common share purchase warrant, with each whole warrant entitling the holder to purchase one additional common share at a price of $0.10 for three (3) years from the closing of the Offering. The company has paid cash finders fees of $46,500 and legal fees of $6,000 and 200,000 finders' b-warrants were paid on a portion of the Offering. Each finder's b-warrant entitles the holder to purchase one additional common share at a price of $0.10 for three (3) years from closing of the Offering.

During the year ended November 30, 2022:

On December 31, 2021, the Company issued 78,125 common shares as compensation for consulting fees to a director valued at a total of $17,189.

During the year ended November 30, 2021:

On August 9, 2021, the Company issued 5,750,000 Units at $0.40 per unit for proceeds of $2,300,000. Each unit comprised one common share and one full non-transferable common share purchase warrant, with each warrant entitling the holder to purchase one additional common share at a price of $0.50 for five years. The Company paid cash of $63,700, issued 166,250 finders' Units with a fair value of $66,500 and 325,750 broker warrants as finder's fees. Each finders' Unit comprised of one common share and one full non-transferable common share purchase warrant, with an exercise price of $0.50 per share for five years. The broker warrants are exercisable at $0.50 per share for five years.

On January 29, 2021, the Company issued 3,180,000 Units at $0.20 per unit for proceeds of $636,000. Each unit comprised one common share and one full non-transferable common share purchase warrant, with each warrant entitling the holder to purchase one additional common share at a price of $0.25 for five years. The Company paid cash of $10,480, issued 170,000 finders' Units with a fair value of $34,000 and 222,400 broker warrants as finder's fees. Each finder's Unit is comprised of one common share and one full non-transferable common share purchase warrant with exercise price of $0.25 per share for five years. The broker warrants are exercisable at $0.25 per share for five years.

During the year ended November 30, 2021, the Company issued 425,000 common shares for gross proceeds of $222,500 from the exercise of 425,000 stock options at $0.50 to $0.60 per share.

During the year ended November 30, 2021, the Company issued 6,129,573 common shares for gross proceeds of $1,332,727 from the exercise of 6,129,573 share purchase warrants at $0.20 to $0.50 per share.

During the year ended November 30, 2021, the Company issued 656,250 common shares with total fair value of $307,734 were issued as compensation for consulting fees to a director (Note 9).

(b) Stock Options

The Company maintains an incentive stock option plan (the "Option Plan") which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the Exchange requirements, grant to directors, officers, employees, and consultants to the Company, non-transferable options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 10% of the issued and outstanding common shares in the capital of the Company at the time of granting of options.

During the year ended November 30, 2023:

On October 19, 2023, the Company granted 1,000,000 incentive stock options vesting immediately to a consultant with an exercise price of $0.05 per share for a period of three years from the date of grant. The fair value was estimated using the Black-Scholes pricing model with estimated, stock price of $0.02351, volatility 91%, risk-free rate 4.91%, dividend yield 0%, and expected life of 5 years. With these assumptions, the fair value of options was determined to be $23,540.

On August 18, 2023, the Company granted 2,450,000 incentive stock options to Directors, Officers and consultants with an exercise price of $0.05 per share for a period of three years from the date of grant. The fair value was estimated using the Black-Scholes pricing model with estimated, stock price of $0.03104, volatility 96%, risk-free rate 4.51%, dividend yield 0%, and expected life of 3 years. With these assumptions, the fair value of options was determined to be $76,048. 1,800,000 stock options issued to Directors and Officers vest immediately and 650,000 stock options issued to consultants vests in 4 months.

During the year ended November 30, 2023, 2,200,000 options, 1,550,000 options and 150,000 options with exercise prices of $0.60, 0.75 and 0.50, respectively, were cancelled.

During the year ended November 30, 2022:

125,000 stock options with an exercise price of $0.50 were cancelled.

75,000 stock options with an exercise price of $0.50 expired unexercised.

During the year ended November 30, 2021:

On June 10, 2021, the Company granted 150,000 incentive stock options to a consultant with an exercise price of $0.50 per share for a period of five years from the date of grant. The fair value was estimated using the Black-Scholes pricing model with estimated, stock price of $0.485, volatility 100%, risk-free rate 0.82%, dividend yield 0%, and expected life of 5 years. With these assumptions, the fair value of options was determined to be $53,677, and the amount was recognized on the consolidated statements of loss and comprehensive loss for the year ended November 30, 2021.

On January 21, 2021, the Company granted 1,550,000 incentive stock options to directors, consultants, and employees with an exercise price of $0.75 per share for a period of five years from the date of grant. The fair value was estimated using the Black-Scholes pricing model with estimated stock price of $0.75, volatility 100%, risk-free rate 0.43%, dividend yield 0%, and expected life of 5 years. With these assumptions, the fair value of options was determined to be $1,022,995, and the amount was recognized on the consolidated statements of loss and comprehensive loss for the year ended November 30, 2021.

Stock-based compensation recognized in profit or loss for the year ended November 30, 2023, amounted to $37,405 (2022 - $Nil; and 2021 - $1,144,342).

Stock option transactions and the number of stock options outstanding as at November 30, 2023, November 30, 2022, and November 30, 2021, are summarized as follows:

	Number of	Weighted Average
	Options	Exercise Price
Balance, November 30, 2021	4,225,000	$0.64
Expired	(75,000)	0.50
Cancelled	(125,000)	0.50
Balance, November 30, 2022	4,025,000	$0.66
Cancelled	(3,900,000)	0.66
Granted	3,450,000	0.04
Balance, November 30, 2023	3,575,000	$0.06

The following summarizes the stock options outstanding at November 30, 2023:

Expiry Date	Exercise Price	Numbers of options outstanding	Numbers of options exercisable	Weighted average remaining contractual life (year)	Weighted average exercise price
	$				$
November 28, 2024	0.50	125,000	125,000	0.03	0.02
August 18, 2026	0.05	2,450,000	2,357,917	1.86	0.03
October 19, 2028	0.05	1,000,000	1,000,000	1.37	0.01
		3,575,000	3,482,917	3.26	0.06

c) Share purchase warrants

During the year ended November 30, 2023:

On July 24, 2023, pursuant to the closing of the private placement, the Company issued 9,907,000 common share purchase warrants. Each warrant entitles its holder to acquire one common share of the Company at a price of $0.10 per share for a period of 5 years following the date of the issuance. The Company has allocated 100% proceeds to common share and $Nil to share purchase warrants by adopting the residual approach.

On July 24, 2023, pursuant to the finder's agreement in relation to the Offering, the Company issued 990,700 share warrants to the agent with an exercise price of $0.10 for a period of 5 years from the date of issuance. The share warrants were valued at $45,364 using Black-Scholes Option Pricing model with the following assumptions: average risk-free rate - 3.9%; expected life - 5 years; expected volatility - 100%; forfeiture rate - Nil and expected dividends - $Nil.

On March 30, 2023, pursuant to the closing of the private placement, the Company issued 26,480,000 common share purchase warrants as part of the private placement. Each warrant is exercisable to purchase one common share at an exercise price of $0.10 for three (3) years from the closing of the Offering. The Company has allocated 100% proceeds to common share and $Nil to share purchase warrants by adopting the residual approach.

On March 30, 2023, pursuant to the agency agreement in relation to the Offering, the Company issued 2,648,000 share warrants to the agent with an exercise price of $0.10 for a period of 3 years from the date of issuance. The share warrants were valued at $94,537 using Black-Scholes Option Pricing model with the following assumptions: average risk-free rate - 3.53%; expected life - 3 years; expected volatility - 100%; forfeiture rate - Nil and expected dividends - $Nil.

On March 27, 2023, pursuant to the closing of the private placement, the Company issued 7,200,000 common share purchase warrants as part of the private placement. Each warrant is exercisable to purchase one common share at an exercise price of $0.10 for for three (3) years from closing of the Offering. The Company has allocated 100% proceeds to common share and $Nil to share purchase warrants by adopting the residual approach.

On March 27, 2023, pursuant to the agency agreement in relation to the Offering, the Company issued 200,000 share warrants to the agent with an exercise price of $0.10 for a period of 3 years from the date of issuance. The share warrants were valued at $9,439 using Black-Scholes Option Pricing model with the following assumptions: average risk-free rate - 3.4%; expected life - 3 years; expected volatility - 100%; forfeiture rate - Nil and expected dividends - $Nil.

During the year ended November 30, 2022

561,081 warrants with exercise price of $0.20 expired unexercised.

During the year ended November 30, 2021

On August 9, 2021, the Company issued 5,916,250 common share purchase warrants as part of the private placement. Each warrant is exercisable to purchase one common share at an exercise price of $0.50 per share until August 9, 2026.

On August 9, 2021, the Company also granted 325,750 warrants to finder's warrants as described in note 12(a) in connection with the private placement. Each warrant is exercisable to purchase one common share at an exercise price of $0.50 per share until August 9, 2026. The fair value was estimated using the Black-Scholes pricing model with estimated, stock price of $0.35, volatility 100%, risk-free rate 0.88%, dividend yield 0%, and expected life of 5 years. With these assumptions, the fair value of options was determined to be $79,032.

On January 29, 2021, the Company granted 3,350,000 common share purchase warrants as part of a non-brokered private placement. Each warrant is exercisable to acquire one common share at an exercise price of $0.25 per share until January 29, 2026. During the year ended November 30, 2021, 30,000 warrants were exercised at $0.25 per share.

On January 29, 2021, the Company also granted 222,400 warrants to finders in connection with the private placement. Each warrant is exercisable to acquire one common share at an exercise price of $0.50 per share until August 9, 2026. During the year ended November 30, 2021, 4,240 warrants were exercised at $0.25 per share. The fair value was estimated using the Black-Scholes pricing model with estimated stock price of $0.52, volatility 100%, risk-free rate 0.43%, dividend yield 0%, and expected life of 5 years. With these assumptions, the fair value of options was determined to be $95,395.

Share purchase warrant transactions and the number of share purchase warrants outstanding as of November 30, 2023, November 30, 2022, and November 30, 2021, are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, November 30, 2021	9,991,241	$0.42
Warrants expired	(561,081)	0.20
Balance, November 30, 2022	9,430,160	0.42
Granted	47,425,700	0.10
Balance, November 30, 2023	56,855,860	$0.14

The following summarizes the stock warrants outstanding at November 30, 2023:

Expiry Date	Exercise Price $	Number of Warrants outstanding and exercisable	Weighted average remaining contractual life (year)	Weighted average exercise price $
January 29, 2026	0.25	3,188,160	0.12	0.01
March 27, 2026	0.10	7,400,000	0.30	0.01
March 30, 2026	0.10	29,128,000	1.19	0.05
August 9, 2026	0.50	6,242,000	0.30	0.05
July 24, 2028	0.10	10,897,700	0.89	0.02
		56,855,860	2.80	0.14